Consolidated Statements of Cash Flows	9 Months Ended		12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)
Cash flows from operating activities:
Net income (loss)	$ 4,278,481	¥ 27,837,080	¥ (9,969,407)	¥ 26,051,187
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Interest on restricted cash for financial standby letter of credit			(495,247)
Gain from disposal of long-term investments (Note 5)	(498,664)	(3,244,457)	(1,600,000)
Provision for (reversal of) doubtful accounts	209,567	1,363,506	694,460	(127,852)
Depreciation and amortization	1,410,915	9,179,835	10,293,833	8,611,508
Gain from disposal of property and equipment	(78)	(507)	(14,186)	(54,955)
Share-based compensation	2,326,306	15,135,646	6,958,403	9,164,822
Deferred income tax expense (Note 13)	223,595	1,454,773	22,919,916	7,053,724
Share of losses of equity method investments	288,670	1,878,172	16,121,334	8,829,140
Impairment loss of long-term investments	2,338,735	15,216,510	32,199,372
Interest on convertible promissory note (Note 5)			(568,320)
Foreign currency exchange loss (gain)	(100,380)	(653,103)	253,986	2,023,109
Changes in operating assets and liabilities, net of effect of acquisition:
Accounts receivable	(6,963,601)	(45,307,278)	(6,133,681)	(2,274,136)
Prepaid expenses and other current assets	(509,629)	(3,315,799)	1,508,565	(1,129,761)
Other assets	47,568	309,497	(245,162)	29,514
Income tax payable	2,298,333	14,953,642	(3,044,352)	7,244,175
Accrued expenses and other payables	9,239,586	60,115,517	(797,392)	4,099,848
Deferred revenues	104,914	682,605	(6,537,396)	(5,015,552)
Net cash provided by operating activities	14,694,318	95,605,639	61,544,726	64,504,771
Cash flows from investing activities :
Cash paid for property and equipment	(761,882)	(4,957,034)	(3,210,222)	(3,086,987)
Advance payment for intangible assets	(1,321,651)	(8,599,056)
Cash receipt from property and equipment disposal	163	1,060	14,536	67,830
Proceeds from disposal of affiliates (Notes 5)	707,553	4,603,550	5,500,000
Proceed from disposal of a subsidiary, less cash of the subsidiary	306,910	1,996,848
Cash received from shareholder (Note 19)	1,536,972	10,000,000
Cash paid to shareholder (Note 19)				(10,000,000)
Payment for acquisition of a subsidiary, less cash acquired	(99,210)	(645,492)
Proceeds from acquisition of a subsidiary, less cash paid			411,583
Cash paid for long-term investments (Note 5)	(845,335)	(5,500,000)	(89,945,800)	(23,782,307)
Net cash used in investing activities	(3,166,827)	(20,604,329)	(93,951,601)	(36,801,464)
Cash flows from financing activities :
Cash paid for employee individual income tax for net-settlement of vested shares	(28,996)	(188,658)	(200,047)	(774,354)
Cash paid for repurchase of common shares				(19,536,028)
Cash received from short-term loan			3,449,650
Repayment of short-term loan	(530,201)	(3,449,650)
Principal payments on capital lease obligations	(124,778)	(811,830)
Cash received from third party investors (Note 9)			34,000,000
Payment of restricted cash for financial standby letter of credit			(30,000,000)
Release of restricted cash for financial standby letter of credit	4,610,916	30,000,000
Special cash dividend (Note 17)	(10,097,685)	(65,698,571)
Net cash (used in)/received from financing activities	(6,170,744)	(40,148,709)	7,249,603	(20,310,382)
Effect of foreign exchange rate changes on cash	(185,985)	(1,210,072)	(62,052)	(20,559)
Net increase (decrease) in cash	5,170,762	33,642,529	(25,219,324)	7,372,366
Cash and cash equivalents at beginning of period	34,189,695	222,448,413	247,667,737	240,295,371
Cash and cash equivalents at end of period	39,360,457	256,090,942	222,448,413	247,667,737
Supplemental disclosures of cash flow information :
Cash paid for income tax	2,027,193	13,189,525	19,756,064	14,308,992
Cash refunded for income tax	(29,155)	(189,691)	(1,034,642)	¥ (9,685,409)
Cash paid for interest expenses	8,817	57,367	57,572
Non-cash investing and financing activities:
Acquisition of property and equipment by capital lease	203,422	1,323,527
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Cash flows from investing activities :
Cash paid for intangible assets	(397,239)	(2,584,558)	¥ (6,721,698)
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Cash flows from investing activities :
Cash paid for intangible assets	$ (2,293,108)	¥ (14,919,647)